Schedule of Mortgage Notes Payable Related to Acquisition (Details)	6 Months Ended
Dec. 31, 2025 USD ($)
Beginning balance
Repayments	(92,527)
Ending balance	19,391,473
Victorville [Member]
Debt acquired in acquisition	9,492,000
Rancho Mirage [Member]
Debt acquired in acquisition	$ 9,992,000